Jody M. Walker
Attorney At Law
7841 South Garfield Way
Tel: 303-850-7637          Centennial, CO 80122     Fax:  303-482-2731


October 30, 2008

Indira Lall
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-3561

RE:   Tri-Mark MFG, Inc.
      Amendment 2 to Registration Statement on Form S-1
      Filed September 16, 2008
      File No. 333-149546

Dear Ms. Lall:

Pursuant to your comment letter dated October 3, 2008, please note the following responses.

Prospectus Summary
Operations
1. Under this heading, you disclose that your "jewelry is targeted towards the middle market, which generally retails between $19.99 to $49.99". Please reconcile this statement to Note 1 to your financials, which states that you "design and manufacture low end jewelry which are marketed, wholesale and retail, domestically.

The statement as been reconciled for clarity

Use of Proceeds
2. We note your response to comment 9 in our letter dated June 3, 2008. Please revise your disclosure under this heading for your use of proceeds to adjust the line items to reflect that if your proceeds are $125,000 or less, all proceeds would be used for working capital and marketing at jewelry shows.

No revisions were made to the line items. It has been accurately disclosed that if the proceeds are less than $125,000 (not
$125,000 or less) all proceeds would be used for working capital and marketing at jewelry shows.

Business Operations
Going Concern
3. We note your statement that you are "actively increasing marketing efforts to increase revenues." Please reconcile this statement with your statement that "[f]or the next six months, we shall only concentrate on the marketing of our products at jewelry shows" under the heading "Business Strategy" on page 14.

The disclosure has been reconciled to accurately reflect that for the next six months, Tri-Mark shall only concentrate on the marketing of their products at jewelry shows.

Dilution
4. Please revise your dilution table and other disclosure under this heading to reflect the offering price of $0.25 per share.

The disclosure has been revised to reflect the correct offering price.

Management's Discussion and Analysis of Financial Condition and Results Of Operations
5. Please include a discussion of results of operations for the interim period ended June 30, 2008 as compared to June 30, 2007. In addition, please include a discussion of your liquidity as of June 30, 2008. Finally, please revise your discussion of the results of operations for the years ended December 31, 2007 and 2006 to reflect the restated amounts in the financial statements for those years.
Refer to Item 303 of Regulation S-K.

The disclosure has been revised as follows:

Results of Operations
---------------------

For the three months ended June 30, 2008, we did not receive any revenue and had selling, general and administrative expenses of $7,550 resulting in an operating loss of $7,550. The net loss of $7,550 for the three months ended June 30, 2008 increased compared to $1,470 for the three months ended June 30, 2007 due to the commencement of operations.

For the six months ended June 30, 2008, we did not receive any revenue and had selling, general and administrative expenses of $22,106 resulting in an operating loss of $22,106. The net loss of $22,906 for the six months ended June 30, 2008 increased compared to $5,580 for the six months ended June 30, 2007 due to the commencement of operations.

For the years ended December 31, 2007 and 2006, we did not receive any revenue and had selling, general and administrative expenses of $29,906. The net loss of $(30,606) for the year ended December 31, 2007 increased compared to $(1,450) for the year ended December 31, 2006 due to commencement of operations.

Selling, general and administrative expense
-------------------------------------------
- - - Selling, general and administrative expenses will continue to increase as we implement sales and marketing initiatives.

Liquidity and Capital Resources
-------------------------------
We have not received any significant revenues to date and our test market with Zale has been postponed indefinitely. As a result of our limited working capital, we have had to limit the marketing of our products and attendance at shows. Until we are able to raise additional funds to pursue our business plan and generate material revenues, our activities will be restricted.

During the six months ended June 30, 2008 and 2007, we did not pursue any investing activities.

During the six months ended June 30, 2008, we received proceeds from an officer loan of $15,083 resulting in net cash provided by financing activities of $15,083.

During the six months ended June 30, 2007, we received proceeds from the issuance of stock of $10,000 resulting in net cash provided by financing activities of $10,000.

During the year ended December 31, 2007, net cash used by investing activities of $111,000 compared to $0 for the year ended December 31, 2006. Cash used by investing activities resulted from our purchase of property and equipment. We have no commitments for future purchases of capital assets.

During the year ended December 31, 2007, net cash provided by financing activities was $129,521 from proceeds of an officer loan compared to $11,450 from proceeds from an officer loan of $1,450 and the issuance of common stock of $10,000 for the year ended December 31, 2006.

Plan of Operations
6. Please revise the last paragraph under this heading so that it is consistent with statements made elsewhere about your use of proceeds should proceeds from the offering be $125,000 or less to reflect your emphasis on working capital needs and marketing at jewelry shows.

The disclosure has been revised as follows for clarity.

In the event we are not successful in selling all of the securities to raise $1,000,000, we would give priority to allocating capital to the purchase of equipment and hardware and launching marketing and sales initiatives to develop sales in the industries we are currently working in. Any remaining capital would be used to fund our working capital needs. If we raise less than $125,000, all proceeds would be used for working capital and marketing at jewelry shows.

Shares Eligible for Future Sale
7. Please revise this section to reflect the future issuance of up to 4,000,000 shares upon the effectiveness of this registration statement.

The section has been revised.

December 31, 2007 and 2006 Financial Statements
8. We note that your financial statements have been restated to remove revenues and cost of revenues for fiscal 2007 and to increase selling general and administrative expenses for fiscal 2006. If you believe the revision to the statements of operations is not material to warrant characterization as a restatement, please tell us in detail the basis for your position. Refer to SAB Topic 1:M for guidance regarding materiality. Otherwise, please report the accounting errors as prior-period adjustments by restating the financial statements in accordance with paragraph 25 SFAS 154. In doing so, disclose that your previously issued financial statements have been restated along with a description of the nature of the errors and the effect of their correction on each financial statement line item and per-share amount affected for each period presented as required by paragraph 26 of SFAS 143. Please also label the appropriate columns and/or line items as "restated" including your statement of stockholders' deficit and statement of cash flows.
In addition, when audited financial statements are restated to correct an accounting error, the restatement should be referred to in an explanatory paragraph in the report of your independent registered public account firm. Refer to AU Sections 420 and 508 of Codification of Auditing Standards.

The disclosure has been revised as follows:

Reclassification and Restatement: The December 31, 2007 financial statements have been restated to correct the accounting for the deferred revenue and to eliminate the related cost. The result is to decrease the accounts receivable, the deferred revenue, the cost of revenue and notes payable to related parties on the restated financial statements presentation. The impact on the financial statements at December 31, 2007 is summarized as follows:

                                     As reported  Restated

Accounts Receivable                  $   25,000   $        -
Total Assets                         $  113,852   $   88,852
Notes Payable to related parties     $  130,171   $  110,108
Deferred revenue                     $   25,000   $        -
Total liabilities                    $  156,071   $  110,908
Accumulated deficit                  $  (52,219)  $  (32,056)
Total Stockholders' Deficit          $  (42,219)  $  (22,056)

Cost of revenue                      $   20,063   $        -
Selling, general and administrative
  Expenses                           $   29,906   $   29,806
Net loss                             $  (50,769)  $  (30,606)
Net loss per share                   $   (50.77)  $   (30.61)

Certain item for year ended December 31, 2006 has been reclassified from provision for taxes to selling, general and administrative expenses. Such reclassification had no effect on net loss previously reported.

9. We reviewed the revisions to your disclosure in response to comment 17 in our letter dated June 3, 2008. As trice previously requested, please revise to give retroactive effect of the change in capital structure resulting from the stock split that occurred on February 15, 2008 in the balance sheet, net loss per share calculation and your statement of stockholders' deficit in your December 31, 2007 and 2006 financial statements. Refer to paragraph 54 of SFAS 128 and SAB Topic 4:C.

The revisions have been made to Note 8 of the financial statements referenced to give retroactive effect of the change in capital structure.

Very truly yours,

/s/Jody M. Walker
------------------
Jody M. Walker